INVESTMENTS - Change of investments (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 28,310,442	R$ 29,421,729	R$ 27,070,828
Sale of participations			(599,002)
Capital contribution/Disposal		343,643	(598,037)	505,393
Other Comprehensive Income		(87,420)	(332,127)	(166,639)
Advance of future capital increase capitalization		451,205	720,133	1,024,336
Adjustment of previous years			(140,879)	7,527
Gain/Losses of Capital			(18,043)	390,322
Investment adjustments		(661,517)
Dividends and Interest on Equity		(1,143,082)	(1,334,178)	(950,267)
Equity profit (loss)	$ 1,288,550		1,181,977	1,550,229
SPEs Transfer			1,896,902
Held for sale			(1,888,034)
Balance at the end of the period		28,501,819	28,310,442	29,421,729
CTEEP
CHANGES IN INVESTMENTS
Balance at the beginning of the period		4,024,671	3,485,985	2,592,701
Other Comprehensive Income		(15,133)	26,370
Adjustment of previous years			395,857
Investment adjustments		(363,685)
Dividends and Interest on Equity		(358,579)	(745,791)	(180,287)
Equity profit (loss)	393,825		862,250	1,073,571
Balance at the end of the period		3,681,099	4,024,671	3,485,985
Lajeado Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period		79,923	64,103	218,262
Other Comprehensive Income		(67)		5
Adjustment of previous years				(24,431)
Investment adjustments		4,838
Dividends and Interest on Equity		(78,566)	(23,886)	(179,631)
Equity profit (loss)	61,102		39,705	49,899
Balance at the end of the period		67,230	79,923	64,103
CEB Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period		52,804	49,153	72,989
Other Comprehensive Income		(18)		3
Advance of future capital increase capitalization				(13,372)
Adjustment of previous years				(6,025)
Dividends and Interest on Equity		(17,232)	(15,237)	(22,745)
Equity profit (loss)	27,493		18,889	18,302
Balance at the end of the period		63,047	52,804	49,153
Paulista Lajeado
CHANGES IN INVESTMENTS
Balance at the beginning of the period		30,241	30,436	26,143
Dividends and Interest on Equity		(7,259)	(9,873)	(6,168)
Equity profit (loss)	6,985		9,679	10,460
Balance at the end of the period		29,967	30,241	30,436
Equatorial Maranho D
CHANGES IN INVESTMENTS
Balance at the beginning of the period		989,425
Investment adjustments		(32,633)
Dividends and Interest on Equity		(118,980)
Equity profit (loss) | $	193,702
Balance at the end of the period		1,031,514	989,425
EMAE
CHANGES IN INVESTMENTS
Balance at the beginning of the period			331,556	292,355
Capital contribution/Disposal				157
Other Comprehensive Income				4,320
Dividends and Interest on Equity				(13,388)
Equity profit (loss)				48,112
Balance at the end of the period				331,556
CEMAR
CHANGES IN INVESTMENTS
Balance at the beginning of the period			821,010	729,888
Dividends and Interest on Equity				(73,144)
Equity profit (loss)				164,267
Balance at the end of the period				821,010
EAPSA - Energetica Aguas da Pedra S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		218,301	224,668	216,294
Dividends and Interest on Equity		(41,939)	(50,077)	(35,215)
Equity profit (loss)	57,242		43,710	43,589
Balance at the end of the period		233,604	218,301	224,668
Mangue Seco 2
CHANGES IN INVESTMENTS
Balance at the beginning of the period			18,594	17,934
Dividends and Interest on Equity				(959)
Equity profit (loss)				1,619
Balance at the end of the period				18,594
Norte Energia (Belo Monte)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		6,863,523	5,868,703	5,358,861
Capital contribution/Disposal			328,112	405,068
Advance of future capital increase capitalization			140,700	173,700
Equity profit (loss)	167,128		526,008	(68,926)
Balance at the end of the period		7,030,651	6,863,523	5,868,703
Rouar
CHANGES IN INVESTMENTS
Balance at the beginning of the period		124,448	105,413	97,157
Other Comprehensive Income		5,029	18,062	1,679
Dividends and Interest on Equity		(21,060)
Equity profit (loss)	1,226		973	6,577
Balance at the end of the period		109,643	124,448	105,413
Madeira Energia S.A. (MESA)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		2,004,915	2,077,575	2,503,260
Capital contribution/Disposal			678,069
Equity profit (loss)	(409,816)		(750,729)	(425,685)
Balance at the end of the period		1,595,099	2,004,915	2,077,575
Energia Sustentvel do Brasil S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		3,363,219
Advance of future capital increase capitalization		337,200
Equity profit (loss) | $	(38,299)
Balance at the end of the period		3,662,120	3,363,219
Interligacao Eletrica do Madeira S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,377,984	1,314,514	1,090,107
Adjustment of previous years			(85,510)
Dividends and Interest on Equity				39,629
Equity profit (loss)	133,077		148,980	193,778
Balance at the end of the period		1,511,061	1,377,984	1,314,514
Belo Monte Transmissora de Energia SPE S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,603,211
Balance at the end of the period		1,701,956	1,603,211
Intesa - Integrao Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,377,984
Balance at the end of the period		1,511,061	1,377,984
Brasventos Eolo Geradora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			123,527	127,338
Dividends and Interest on Equity				(7,805)
Equity profit (loss)				3,994
Balance at the end of the period				123,527
ESBR
CHANGES IN INVESTMENTS
Balance at the beginning of the period			3,297,141	3,331,923
Equity profit (loss)				(347,132)
Balance at the end of the period				3,297,141
Norte Brasil Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,082,843	1,046,172	975,886
Adjustment of previous years			(14,808)
Investment adjustments		(208,593)
Dividends and Interest on Equity		(22,211)	(12,967)
Equity profit (loss)	38,794		64,446	713,286
Balance at the end of the period		890,833	1,082,843	1,046,172
Manaus Transmissora
CHANGES IN INVESTMENTS
Balance at the beginning of the period			691,021	650,961
Dividends and Interest on Equity				1,389
Equity profit (loss)				38,671
Balance at the end of the period				691,021
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		260,599	292,002	375,174
Capital contribution/Disposal				(100,000)
Dividends and Interest on Equity		(54,430)	(71,273)	(40,680)
Equity profit (loss)	48,103		39,870	57,508
Balance at the end of the period		254,272	260,599	292,002
Teles Pires Participaes
CHANGES IN INVESTMENTS
Balance at the beginning of the period		727,840	764,559	799,926
Capital contribution/Disposal		55,962	77,823	76,396
Equity profit (loss)	(29,937)		(114,542)	(113,763)
Balance at the end of the period		753,865	727,840	764,559
Chapecoense Geracao S.A
CHANGES IN INVESTMENTS
Balance at the beginning of the period		395,841	389,981	493,555
Dividends and Interest on Equity		(108,460)	(105,540)	(211,674)
Equity profit (loss)	122,483		111,400	108,100
Balance at the end of the period		409,864	395,841	389,981
Belo Monte Transmissora de Energia
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,603,211	1,478,019	1,069,359
Capital contribution/Disposal			24,500	382,689
Adjustment of previous years			(211,938)
Investment adjustments		(14,936)
Dividends and Interest on Equity		(2,613)	(8,548)	(3,955)
Equity profit (loss)	116,294		321,178	29,926
Balance at the end of the period		1,701,956	1,603,211	1,478,019
Interligacao Eletrica Garanhuns S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		342,776	356,302	360,072
Adjustment of previous years			(34,911)
Dividends and Interest on Equity		(5,897)	(15,844)	9,891
Equity profit (loss)	36,484		37,229	(13,661)
Balance at the end of the period		373,363	342,776	356,302
Mata de Santa Genebra
CHANGES IN INVESTMENTS
Balance at the beginning of the period		482,329	459,169	230,685
Capital contribution/Disposal		130,289	47,904	180,079
Advance of future capital increase capitalization				30,000
Adjustment of previous years			(23,835)
Dividends and Interest on Equity			3,250	(3,251)
Equity profit (loss)	(41,815)		(4,159)	21,656
Balance at the end of the period		570,803	482,329	459,169
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		188,574	181,481	170,313
Adjustment of previous years			(8,589)
Dividends and Interest on Equity		(5,072)		(6,054)
Equity profit (loss)	21,357		15,682	17,222
Balance at the end of the period		204,859	188,574	181,481
Integracao Transmissora de Energia S.A. (Intesa)
CHANGES IN INVESTMENTS
Balance at the beginning of the period			210,592	201,033
Dividends and Interest on Equity				(19,214)
Equity profit (loss)				28,773
Balance at the end of the period				210,592
Empresa de Energia Sao Manoel
CHANGES IN INVESTMENTS
Balance at the beginning of the period		644,735	649,731	418,460
Capital contribution/Disposal		19,333	26,000	2,333,319
Equity profit (loss)	(6,962)		(30,996)	(2,959)
Balance at the end of the period		657,106	644,735	649,731
Companhia Energtica Sinop S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		479,280	539,498	430,751
Capital contribution/Disposal		264,568	70,560	472,838
Equity profit (loss)	(39,738)		(130,778)	(213,281)
Balance at the end of the period		704,110	479,280	539,498
STN - Sistema de Transmissao Nordeste S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		165,749	216,741	202,898
Adjustment of previous years			(50,646)
Dividends and Interest on Equity		(16,044)	(43,410)	(21,436)
Equity profit (loss)	63,775		43,064	35,273
Balance at the end of the period		213,480	165,749	216,741
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		139,814	148,453	148,748
Adjustment of previous years			(10,575)
Equity profit (loss)			1,936	(295)
Balance at the end of the period		134,778	139,814	148,453
Transnorte Energia S.A. | EMAE
CHANGES IN INVESTMENTS
Balance at the beginning of the period		139,814
Investment adjustments		(73)
Equity profit (loss) | $	(4,963)
Balance at the end of the period		134,778	139,814
Chapada Piaui II Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			137,715	117,701
Capital contribution/Disposal				26,919
Equity profit (loss)				(6,905)
Balance at the end of the period				137,715
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		127,583	115,039	111,344
Adjustment of previous years			3,827
Dividends and Interest on Equity				(3,971)
Equity profit (loss)	11,593		8,717	7,666
Balance at the end of the period		139,176	127,583	115,039
Transmissora Sul Brasileira de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		233,594	257,441	277,474
Equity profit (loss)				(20,033)
Balance at the end of the period		214,643	233,594	257,441
Transenergia Renovavel S.A. (Transenergia)
CHANGES IN INVESTMENTS
Balance at the beginning of the period		143,185	154,498	153,390
Adjustment of previous years			(19,732)
Dividends and Interest on Equity		(15,713)	(2,450)	1,541
Equity profit (loss)	18,915		10,869	(433)
Balance at the end of the period		146,387	143,185	154,498
Retiro Baixo Energetica S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		134,277	124,386	127,229
Dividends and Interest on Equity		(3,277)	(3,081)	(13,515)
Equity profit (loss)	13,796		12,972	10,672
Balance at the end of the period		144,796	134,277	124,386
Chapada Piaui I Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			126,385	104,060
Advance of future capital increase capitalization				34,534
Equity profit (loss)				(12,209)
Balance at the end of the period				126,385
Paranaiba
CHANGES IN INVESTMENTS
Balance at the beginning of the period		184,358
Balance at the end of the period		193,968	184,358
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		184,358	160,191	147,656
Advance of future capital increase capitalization			2,082
Adjustment of previous years			12,554
Dividends and Interest on Equity		(2,986)	(2,999)	(7,093)
Equity profit (loss)	12,596		12,530	19,628
Balance at the end of the period		193,968	184,358	160,191
Vale do Sao Bartolomeu
CHANGES IN INVESTMENTS
Balance at the beginning of the period		51,173	123,131	72,755
Capital contribution/Disposal		4,926		38,999
Investment adjustments		(1)
Equity profit (loss)	4,207			11,377
Balance at the end of the period		60,305	51,173	123,131
Vale do Sao Bartolomeu | EAPSA - Energetica Aguas da Pedra S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		51,173	123,131
Capital contribution/Disposal			4,290
Adjustment of previous years			(65,735)
Equity profit (loss)			(10,513)
Balance at the end of the period			51,173	123,131
Transmissora Matogrossense de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			123,182	106,480
Capital contribution/Disposal				5,880
Dividends and Interest on Equity				(1,961)
Equity profit (loss)				12,783
Balance at the end of the period				123,182
Triangulo Mineiro Transmissora
CHANGES IN INVESTMENTS
Balance at the beginning of the period		91,698	163,637	128,765
Capital contribution/Disposal		1,406		10,689
Adjustment of previous years			(57,219)
Equity profit (loss)	19,761		(14,720)	24,183
Balance at the end of the period		112,865	91,698	163,637
TSLE - Transmissora Sul Litoranea de Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period		233,594	198,174	140,280
Capital contribution/Disposal			25,948
Advance of future capital increase capitalization				50,929
Dividends and Interest on Equity		195	(8,693)	(1,385)
Equity profit (loss)	(19,146)		18,165	8,350
Balance at the end of the period		214,643	233,594	198,174
Serra do Facao Energia S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			26,212	23,670
Equity profit (loss)				2,542
Balance at the end of the period				26,212
Transenergia Sao Paulo
CHANGES IN INVESTMENTS
Balance at the beginning of the period			93,433	92,138
Dividends and Interest on Equity				(5)
Equity profit (loss)				1,300
Balance at the end of the period				93,433
Vamcruz Participacoes S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			131,635	92,452
Advance of future capital increase capitalization				33,299
Dividends and Interest on Equity				(2,130)
Equity profit (loss)				8,014
Balance at the end of the period				131,635
Eolica Serra das Vacas Holding S.A.
CHANGES IN INVESTMENTS
Balance at the beginning of the period			96,172	94,614
Advance of future capital increase capitalization				6,581
Equity profit (loss)				(5,023)
Balance at the end of the period				96,172
Other
CHANGES IN INVESTMENTS
Balance at the beginning of the period		531,266	2,154,399	2,077,787
Capital contribution/Disposal				(1,078,841)
Other Comprehensive Income				(172,645)
Advance of future capital increase capitalization				708,665
Adjustment of previous years				37,983
Gain/Losses of Capital				380,322
Dividends and Interest on Equity				(138,058)
Equity profit (loss)				339,187
Balance at the end of the period		508,839	531,266	2,154,399
Other | Other
CHANGES IN INVESTMENTS
Balance at the beginning of the period		6,054,173	8,640,015
Sale of participations			(599,002)
Capital contribution/Disposal			(1,881,243)
Other Comprehensive Income			(376,559)
Advance of future capital increase capitalization			577,351
Adjustment of previous years			30,381
Gain/Losses of Capital			(18,043)
Dividends and Interest on Equity			(217,759)
Equity profit (loss)			(109,838)
SPEs Transfer			1,896,902
Held for sale			(1,888,034)
Balance at the end of the period			6,054,173	R$ 8,640,015
Other | Other
CHANGES IN INVESTMENTS
Balance at the beginning of the period		1,701,529
Capital contribution/Disposal		(132,841)
Other Comprehensive Income		(77,231)
Advance of future capital increase capitalization		114,005
Investment adjustments		(46,434)
Dividends and Interest on Equity		(262,961)
Equity profit (loss) | $	$ 309,288
Balance at the end of the period		R$ 1,605,355	R$ 1,701,529